1
The Gabelli Utilities Fund
Schedule of Investments — September 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 99.5%
ENERGY AND UTILITIES  — 87.0%
Alternative Energy  — 0.8%
380,000 Algonquin Power & Utilities Corp. ............. $ 2,076,380
400,000 Algonquin Power & Utilities Corp., New
York ..................................................... 2,180,000
13,000 Brookfield Renewable Corp., Cl. A ............. 424,580
10,000 Clearway Energy Inc., Cl. C ....................... 306,800
900 Enphase Energy Inc.† ............................... 101,718
22,500 Eos Energy Enterprises Inc.† .................... 66,825
1,000 First Solar Inc.† ........................................ 249,440
10,000 Fluence Energy Inc.† ................................ 227,100
11,500 Landis+Gyr Group AG ............................... 1,067,998
55,000 NextEra Energy Partners LP ...................... 1,519,100
65,000 Ormat Technologies Inc. ........................... 5,001,100
1,500 SolarEdge Technologies Inc.† ................... 34,365
13,255,406
Diversified Industrial  — 1.1%
61,100 AZZ Inc. ................................................... 5,047,471
7,000 Graham Corp.† ......................................... 207,130
41,380 ITT Inc. .................................................... 6,186,724
243,000 Mueller Water Products Inc., Cl. A ............. 5,273,100
29,500 Park-Ohio Holdings Corp. ......................... 905,650
17,620,075
Electric Integrated  — 52.5%
210,500 ALLETE Inc. ............................................. 13,511,995
171,400 Alliant Energy Corp. .................................. 10,402,266
475,300 Ameren Corp. ........................................... 41,569,738
585,800 American Electric Power Co. Inc. .............. 60,103,080
130,000 Avangrid Inc. ............................................ 4,652,700
291,000 Avista Corp. ............................................. 11,276,250
423,500 Black Hills Corp. ....................................... 25,884,320
59,873 CMS Energy Corp. .................................... 4,228,830
383,700 Dominion Energy Inc. ............................... 22,174,023
17,200 DTE Energy Co. ........................................ 2,208,652
249,800 Duke Energy Corp. ................................... 28,801,940
296,000 Edison International .................................. 25,778,640
11,400 Entergy Corp. ........................................... 1,500,354
886,007 Evergy Inc. ............................................... 54,941,294
664,750 Eversource Energy .................................... 45,236,238
318,236 Exelon Corp. ............................................ 12,904,470
313,791 FirstEnergy Corp. ..................................... 13,916,631
155,000 Fortis Inc. ................................................ 7,042,589
410,000 Hawaiian Electric Industries Inc.† .............. 3,968,800
44,200 IDACORP Inc. ........................................... 4,556,578
191,000 MGE Energy Inc. ...................................... 17,466,950
1,747,500 NextEra Energy Inc. .................................. 147,716,175
260,000 NiSource Inc. ........................................... 9,009,000
424,000 Northwestern Energy Group Inc. ............... 24,261,280
782,200 OGE Energy Corp. ..................................... 32,085,844
398,000 Otter Tail Corp. ......................................... 31,107,680
Shares
Market
Value
283,500 PG&E Corp. .............................................. $ 5,604,795
309,500 Pinnacle West Capital Corp. ...................... 27,418,605
131,050 Portland General Electric Co. ..................... 6,277,295
533,492 PPL Corp. ................................................ 17,647,915
178,150 Public Service Enterprise Group Inc. ......... 15,892,761
401,250 The Southern Co. ..................................... 36,184,725
233,523 TXNM Energy Inc. .................................... 10,221,302
50,000 Unitil Corp. ............................................... 3,029,000
496,600 WEC Energy Group Inc. ............................ 47,762,988
386,516 Xcel Energy Inc. ....................................... 25,239,495
851,585,198
Electric Transmission and Distribution  — 1.4%
35,700 Consolidated Edison Inc. .......................... 3,717,441
69,167 Constellation Energy Corp. ........................ 17,984,803
13,000 Sempra .................................................... 1,087,190
1,500 The Timken Co. ........................................ 126,435
22,915,869
Environmental Services  — 0.2%
500 Badger Meter Inc. ..................................... 109,205
2,000 Tetra Tech Inc. .......................................... 94,320
76,500 Veolia Environnement SA .......................... 2,513,804
2,000 Waste Connections Inc. ............................ 357,640
3,074,969
Global Utilities  — 3.0%
14,150 AES Brasil Energia SA ............................... 30,285
36,000 Chubu Electric Power Co. Inc. ................... 421,054
20,000 E.ON SE ................................................... 297,322
5,000 EDP SA, ADR ........................................... 229,100
204,500 Emera Inc. ............................................... 8,057,825
34,500 Enagas SA ................................................ 529,203
100,000 Endesa SA ................................................ 2,185,113
290,000 Enel SpA .................................................. 2,316,187
75,000 Equinor ASA ............................................. 1,895,441
550,000 Hera SpA ................................................. 2,193,017
18,000 Hokkaido Electric Power Co. Inc. ............... 120,893
6,600,000 Huaneng Power International Inc., Cl. H .... 4,049,731
310,000 Iberdrola SA ............................................. 4,793,113
34,000 Iberdrola SA, ADR .................................... 2,107,660
25,000 Italgas SpA .............................................. 151,110
188,000 Korea Electric Power Corp., ADR† ............. 1,458,880
50,000 Kyushu Electric Power Co. Inc. ................. 543,573
183,124 National Grid plc ....................................... 2,521,725
32,200 National Grid plc, ADR .............................. 2,243,374
321,200 Redeia Corp. SA ....................................... 6,246,290
29,000 Shikoku Electric Power Co. Inc. ................ 256,758
2,000 Snam SpA ................................................ 10,176
13,000 The Chugoku Electric Power Co. Inc. ......... 88,370
300,000 The Kansai Electric Power Co. Inc. ............ 4,946,947
95,000 Tohoku Electric Power Co. Inc. .................. 906,210

The Gabelli Utilities Fund
Schedule of Investments (Continued) — September 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
ENERGY AND UTILITIES (Continued)
Global Utilities (Continued)
50,000 Tokyo Electric Power Co. Holdings Inc.† .... $ 221,569
48,820,926
Merchant Energy  — 3.7%
2,973,000 The AES Corp. .......................................... 59,638,380
Natural Gas Integrated  — 10.2%
483,000 Energy Transfer LP ................................... 7,752,150
54,000 Hess Corp. ............................................... 7,333,200
181,500 Kinder Morgan Inc. ................................... 4,009,335
1,544,500 National Fuel Gas Co. ................................ 93,612,145
475,000 ONEOK Inc. .............................................. 43,286,750
365,000 UGI Corp. ................................................. 9,132,300
165,125,880
Natural Gas Utilities  — 6.9%
67,400 Atmos Energy Corp. ................................. 9,349,054
114,000 CenterPoint Energy Inc. ............................ 3,353,880
5,200 Cheniere Energy Inc. ................................ 935,168
31,200 Chesapeake Utilities Corp. ........................ 3,874,104
100,000 Gulf Coast Ultra Deep Royalty Trust† ......... 1,325
14,000 New Jersey Resources Corp. .................... 660,800
424,000 Northwest Natural Holding Co. .................. 17,307,680
148,000 ONE Gas Inc. ............................................ 11,014,160
115,000 RGC Resources Inc. ................................. 2,595,550
748,400 Southwest Gas Holdings Inc. .................... 55,201,984
106,500 Spire Inc. ................................................. 7,166,385
111,460,090
Natural Resources  — 1.7%
18,000 Alliance Resource Partners LP .................. 450,000
271,750 Cameco Corp. .......................................... 12,978,780
33,000 CNX Resources Corp.† ............................. 1,074,810
3,200 Diamondback Energy Inc. ......................... 551,680
3,500 EOG Resources Inc. .................................. 430,255
168,500 Mueller Industries Inc. .............................. 12,485,850
4,250 Occidental Petroleum Corp. ...................... 219,045
28,190,420
Oil  — 0.3%
32,000 APA Corp. ................................................ 782,720
20,000 BP plc, ADR ............................................. 627,800
300 Chevron Corp. .......................................... 44,181
37,000 Devon Energy Corp. .................................. 1,447,440
117,000 Innovex International Inc.† ....................... 1,717,560
40,000 PrairieSky Royalty Ltd. ............................. 813,043
5,432,744
Services  — 1.7%
553,500 Enbridge Inc. ............................................ 22,477,635
19,785 Halliburton Co. ......................................... 574,755
93,500 MDU Resources Group Inc. ...................... 2,562,835
Shares
Market
Value
6,970 Oceaneering International Inc.† ................. $ 173,344
21,500 RPC Inc. .................................................. 136,740
26,000 Schlumberger NV ..................................... 1,090,700
5,000 Secure Energy Services Inc. ...................... 45,214
27,061,223
Water  — 3.5%
8,000 American States Water Co. ....................... 666,320
97,500 American Water Works Co. Inc. ................ 14,258,400
5,000 California Water Service Group ................. 271,100
7,997 Consolidated Water Co. Ltd. ...................... 201,604
439,250 Essential Utilities Inc. ............................... 16,941,873
8,250 Middlesex Water Co. ................................. 538,230
421,000 Severn Trent plc ....................................... 14,870,654
86,255 SJW Group .............................................. 5,012,278
86,743 The York Water Co. ................................... 3,249,393
54,000 United Utilities Group plc, ADR ................. 1,516,320
57,526,172
TOTAL ENERGY AND UTILITIES ............ 1,411,707,352
COMMUNICATIONS  — 8.1%
Business Services  — 0.1%
560,000 Clear Channel Outdoor Holdings Inc.† ....... 896,000
Cable and Satellite  — 1.9%
5,000 Altice USA Inc., Cl. A† .............................. 12,300
13,000 Charter Communications Inc., Cl. A† ......... 4,213,040
27,500 Cogeco Communications Inc. ................... 1,453,843
75,000 Cogeco Inc. .............................................. 3,317,313
6,500 Comcast Corp., Cl. A ................................ 271,505
43,000 EchoStar Corp., Cl. A† .............................. 1,067,260
4,500 Liberty Broadband Corp., Cl. C† ................ 347,805
265,000 Liberty Global Ltd., Cl. A† ......................... 5,594,150
382,000 Liberty Global Ltd., Cl. C† ......................... 8,255,020
190,000 Liberty Latin America Ltd., Cl. A† .............. 1,820,200
61,483 Liberty Latin America Ltd., Cl. C† .............. 583,474
89,000 Rogers Communications Inc., Cl. B ........... 3,578,690
38,000 TBS Holdings Inc. ..................................... 1,030,343
31,544,943
Telecommunications  — 5.4%
41,500 America Movil SAB de CV, ADR ................. 678,940
476,000 BCE Inc. ................................................... 16,564,800
476,500 Deutsche Telekom AG, ADR ...................... 14,023,395
250,000 Eurotelesites AG† ..................................... 1,330,214
10,000 GCI Liberty Inc., Escrow†(a) ..................... 0
1,448,000 Koninklijke KPN NV .................................. 5,913,845
13,000,000 Nippon Telegraph & Telephone Corp. ........ 13,278,135
17,000 Orange Belgium SA† ................................ 280,447
270,000 Orascom Investment Holding, GDR†(a) ..... 3,780
225,000 Pharol SGPS SA† ..................................... 11,070
21,000 PLDT Inc., ADR ........................................ 564,480
52,400 Proximus SA ............................................ 408,303
1,400,000 Singapore Telecommunications Ltd. .......... 3,529,275

The Gabelli Utilities Fund
Schedule of Investments (Continued) — September 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
Telecommunications (Continued)
100,000 Swisscom AG, ADR .................................. $ 6,551,130
20,000 Tele2 AB, Cl. B .......................................... 226,274
175,000 Telefonica Brasil SA, ADR ......................... 1,797,250
235,000 Telefonica SA, ADR ................................... 1,142,100
1,000,000 Telekom Austria AG .................................. 9,795,720
305,000 Telephone and Data Systems Inc. .............. 7,091,250
117,500 Telesat Corp.† .......................................... 1,547,475
10,000 TELUS Corp. ............................................ 167,770
34,000 TIM SA, ADR ............................................ 585,480
18,100 VEON Ltd., ADR† ..................................... 550,602
16,200 Verizon Communications Inc. ................... 727,542
86,769,277
Wireless Communications  — 0.7%
20,500 Anterix Inc.† ............................................ 772,030
200 Hutchison Telecommunications Hong
Kong Holdings Ltd. ............................... 25
2,500 Millicom International Cellular SA† ........... 67,800
36,000 Millicom International Cellular SA, SDR† ... 977,643
60,000 Operadora De Sites Mexicanos SAB de CV 47,263
68,500 SK Telecom Co. Ltd., ADR ........................ 1,628,245
400 SmarTone Telecommunications Holdings
Ltd. ...................................................... 213
290,000 Turkcell Iletisim Hizmetleri A/S, ADR ......... 1,995,200
98,500 United States Cellular Corp.† .................... 5,383,025
77,000 Vodafone Group plc, ADR ......................... 771,540
11,642,984
TOTAL COMMUNICATIONS .................. 130,853,204
OTHER  — 4.4%
Aerospace  — 0.5%
13,500 Allient Inc. ................................................ 256,365
1,150,000 Rolls-Royce Holdings plc† ........................ 8,105,660
8,362,025
Building and Construction  — 0.3%
10,000 Acciona SA .............................................. 1,419,266
4,500 Arcosa Inc. ............................................... 426,420
1,500 H&E Equipment Services Inc. ................... 73,020
24,200 Johnson Controls International plc ............ 1,878,162
8,300 Knife River Corp.† .................................... 741,937
4,538,805
Consumer Products  — 0.0%
8,000 Essity AB, Cl. A ......................................... 250,102
Diversified Industrial  — 0.2%
210 Alstom SA† .............................................. 4,356
50,000 Bouygues SA ............................................ 1,673,065
6,500 L.B. Foster Co., Cl. A† ............................... 132,795
2,500 Matthews International Corp., Cl. A ........... 58,000
Shares
Market
Value
111,500 Twin Disc Inc. ........................................... $ 1,392,635
3,260,851
Electronics  — 0.7%
30,000 Corning Inc. ............................................. 1,354,500
2,400 Keysight Technologies Inc.† ...................... 381,432
1,130 Resideo Technologies Inc.† ...................... 22,758
300 Roper Technologies Inc. ........................... 166,932
88,000 Sony Group Corp., ADR ............................ 8,498,160
10,423,782
Entertainment  — 0.0%
86,000 Grupo Televisa SAB, ADR ......................... 220,160
30,000 Ollamani SAB† ......................................... 56,618
276,778
Financial Services  — 0.0%
58,000 Kinnevik AB, Cl. A ..................................... 473,384
1,500,000 Orascom Financial Holding SAE† .............. 10,688
484,072
Health Care  — 0.0%
12,000 Tsumura & Co. ......................................... 376,719
Machinery  — 1.2%
68,000 Astec Industries Inc. ................................. 2,171,920
83,500 Flowserve Corp. ....................................... 4,316,115
42,700 The Gorman-Rupp Co. .............................. 1,663,165
500 Valmont Industries Inc. ............................. 144,975
83,700 Xylem Inc. ................................................ 11,302,011
19,598,186
Metals and Mining  — 0.4%
55,000 Freeport-McMoRan Inc. ............................ 2,745,600
13,900 Vulcan Materials Co. ................................. 3,480,977
6,226,577
Specialty Chemicals  — 0.0%
1,500 Air Products and Chemicals Inc. ............... 446,610
Transportation  — 1.1%
130,000 GATX Corp. .............................................. 17,218,500
TOTAL OTHER ................................ 71,463,007
TOTAL COMMON STOCKS .................. 1,614,023,563
CLOSED-END FUNDS  — 0.0%
40,000 Altaba Inc., Escrow† ................................. 57,000
RIGHTS  — 0.0%
OTHER  — 0.0%
Health Care  — 0.0%
21,000 ABIOMED Inc., CVR† ................................ 36,750

The Gabelli Utilities Fund
Schedule of Investments (Continued) — September 30, 2024 (Unaudited)
Shares
Market
Value
WARRANTS  — 0.0%
OTHER  — 0.0%
Diversified Industrial  — 0.0%
428,750 SDCL EDGE Acquisition Corp., expire
12/31/28† ............................................. $ 42,875
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 0.5%
$ 7,930,000 U.S. Treasury Bills,
4.535% to 4.919%††,
12/12/24 to 12/26/24 ............................ 7,852,089
TOTAL INVESTMENTS — 100.0%
(Cost $727,556,716) ............................. $ 1,622,012,277
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
GDR Global Depositary Receipt
SDR Swedish Depositary Receipt